Stockholders’ (Deficit) Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Stockholders’ (Deficit) Equity

Note 16 - Stockholders’ Deficit

The Board of Directors of the Company approved a reverse stock split of the Company’s Common Stock at a ratio of 1-for-20 shares, that became effective on March 14, 2025.

Preferred Stock

The Company is authorized to issue 1,250,000 shares of preferred stock, with a par value of $0.0001 per share, with such designation rights and preferences as may be determined from time to time by the Company’s Board of Directors. As of June 30, 2025, there were 111 shares of Convertible Preferred Stock issued and outstanding, and there were 111 shares of Convertible Preferred Stock issued and outstanding on December 31, 2024. The holders of preferred stock shall be entitled to receive, and the Company shall pay, dividends on shares of preferred stock equal (on an as-if-converted-to-Class-A-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on the preferred stock. The terms of the preferred stock provide for an initial conversion price of $200.00 per share of Common Stock, which conversion price is subject to downward adjustment on each of the dates that are 10 days, 55 days, 100 days, 145 days and 190 days after the effectiveness of a registration statement registering the shares of Common Stock issuable upon conversion of the preferred stock to the lower of the Conversion Price and the greater of (i) 80% of the volume weighted average price of the Common Stock for the prior five trading days and (ii) $50.00 (the “Floor Price”), provided that, so long as a preferred stock holders continues to hold any preferred shares, such preferred stock holder will be entitled to receive the aggregate shares of Common Stock that would be issuable based upon its initial purchase of preferred stock at the adjusted Conversion Price. Additionally, on January 25, 2023, at a special meeting of the Company’s stockholders, the stockholders approved a reduction in the floor conversion price of the outstanding preferred stock from $40.00 per share to $25.00 per share.

Common Stock

The Company is authorized to issue up to 130,000,000 shares of Common Stock, with a par value of $.0001 per share. Holders of the Company’s Common Stock are entitled to one vote for each share. As of June 30, 2025 and December 31, 2024, there were 2,826,648 and 2,783,667 shares of Common Stock issued and outstanding, respectively. As of June 30, 2025 and December 31, 2024, 183,369 shares of Common Stock are held by the purchasers under the Forward Purchase Agreement dated June 16, 2022, by and among the Company and such purchasers.

2022 Equity Incentive Plan

The 2022 Equity Incentive Plan “the Plan” was approved by the Company’s stockholders on June 28, 2022. The 2022 Plan permits the grant of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock units, stock bonus awards, and performance compensation awards. The Company has not issued stock appreciation rights, restricted stock, stock bonus awards, or performance compensation awards in the six months ended June 30, 2025 and June 30, 2024. As of June 30, 2025, a total of 351,857 shares of common stock were authorized for issuance under the Company’s Plan, of which 179,884 shares remained available for future issuances. See Note 18, Subsequent Events, for a discussion on changes to the authorized shares under the Plan approved at the July 8, 2025, annual general meeting and stock options granted to the Audit Committee chairmen.

Stock Options

Stock options are awarded to encourage ownership of the Company’s Common Stock by employees and to provide incentives for employees to render services and to exert maximum effort for the success of the Company. The Company’s incentive stock options generally permit net-share settlement upon exercise. The option exercise price, vesting schedule and exercise period are determined for each grant by the administrator (person appointed by board to administer the stock plans) of the applicable plan. The Company’s stock options generally have a 10-year contractual term.

The assumptions used to determine the fair value of options granted in the six months ended June 30, 2025 using the Black-Scholes-Merton option model are as follows:

Dividend yield	-%
Risk-free interest rate	4.0 to 4.5%
Expected volatility	93.4 to 105.1%
Expected term in years	5.0 to 6.0

The assumptions used to determine the fair value of options granted in the six months ended June 30, 2024 using the Black-Scholes-Merton model are as follows:

Dividend yield	-%
Risk-free interest rate	3.62 to 4.23%
Expected volatility	100%
Expected term in years	6 to 6.5

A summary of the Company’s stock option activities and related information for the six months ended June 30, 2025 is as follows:

Stock Option	No. of Stock Option	Weighted-Average Grant Date Fair Value Per Stock Option	Weighted-Average Remaining Contractual Life (in Years)
Balance, January 1, 2025	105,090	$98.6	7.8
Granted	150,934	7.8	9.7
Forfeited	(95,183)
Balance, June 30, 2025	160,841	$32.7	9.0
Vested and expected to vest June 30, 2025	160,841	$32.7	9.0

The following options were outstanding as of June 30, 2025, at their respective exercise price:

Exercise Price Options Outstanding	June 30, 2025
$2.22	23,781
$6.30	5,731
$6.40	7,326
$8.00	32,700
$9.68	46,512
$31.20	10,466
$62.54	6,825
$133.40	27,500
Total	160,841

Stock compensation expense recognized for stock options for the three and six months ended June 30, 2025 was $23,666 and $764,914 Stock compensation expense recognized for stock options for the three and six months ended June 30, 2024 was $516,659 and $1,114,467, respectively.

As of June 30, 2025, there was $261,971 of unrecognized stock compensation expense related to stock options. The unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 1.8 years based on vesting under the award service conditions.

Restricted Stock Units (“RSUs”)

A summary of the Company’s RSU activities and related information for the six months ended June 30, 2025 is as follows:

Restricted Stock Units	No. of RSU	Weighted-Average Grant Date Fair Value Per RSU	Weighted-Average Remaining Contractual Life (in Years)
Balance, January 1, 2025	8,583	$26.20	1.0
Exercised	(4,292)
Forfeited	(2,843)
Balance, June 30, 2025	1,448	$26.20	0.5

Stock compensation expense for RSU for the three and six months ended June 30, 2025 was $(2,702) $ and $21,550, respectively. Stock compensation expense for RSU for the three and six months ended June 30, 2024, was $35,478 and $70,955, respectively.

For the six months ended June 30, 2025 and June 30, 2024, the Company completed a net share settlement for 4,292 and 5,392, restricted shares on behalf of certain employees that participate in the Plan upon the vesting of the restricted shares pursuant to the terms of the Plan, respectively.  The net share settlement was in connection with income taxes incurred on restricted shares that vested and were transferred to the employees during the six months ended June 30, 2025 and June 30, 2024 which created taxable income for the employees.  At the employees’ request, the Company has paid these taxes on behalf of the employees in exchange for the employees returning an equivalent value of restricted shares to the Company.  These transactions resulted in a decrease of $12,771 and $49,802 for the six months ended June 30, 2025 and June 30, 2024, to shareholders’ deficit on the unaudited consolidated balance sheets as the cash payment of the taxes effectively was a repurchase of the restricted shares granted in previous years.

As of June 30, 2025, there was $19,098 of unrecognized stock compensation expense related to RSU. This unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately six months based on vesting under the award service conditions.

Note 20. Stockholders’ (Deficit) Equity

On January 28, 2025, the board of directors of the Company approved a reverse stock split of the Company’s Common Stock at a ratio of 1-for-20 shares, which reverse stock split became effective on March 14, 2025.

Preferred Stock

The Company is authorized to issue 1,250,000 shares of preferred stock, with a par value of $0.0001 per share, with such designation rights and preferences as may be determined from time to time by the Company’s Board of Directors. As of December 31, 2024, there were 111 shares of Class A Preferred Stock issued and outstanding, and there were 1,101 shares of Class A Preferred Stock issued and outstanding on December 31, 2023. The holders of preferred stock shall be entitled to receive, and the Company shall pay, dividends on shares of preferred stock equal (on an as-if-converted-to-Class-A-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Class A Common Stock when, as and if such dividends are paid on shares of the Class A Common Stock. No other dividends shall be paid on the preferred stock. The terms of the preferred stock provide for an initial conversion price of $10.00 per share of Class A Common Stock, which conversion price is subject to downward adjustment on each of the dates that are 10 days, 55 days, 100 days, 145 days and 190 days after the effectiveness of a registration statement registering the shares of Class A Common Stock issuable upon conversion of the preferred stock to the lower of the Conversion Price and the greater of (i) 80% of the volume weighted average price of the Class A Common Stock for the prior five trading days and (ii) $50.00 (the “Floor Price”), provided that, so long as a preferred stock holders continues to hold any preferred shares, such preferred stock holder will be entitled to receive the aggregate shares of Class A Common Stock that would be issuable based upon its initial purchase of preferred stock at the adjusted Conversion Price. Additionally, on January 25, 2023, at a special meeting of the Company’s stockholders, the stockholders approved a reduction in the floor conversion price of the outstanding preferred stock from $40.00 per share to $25.00 per share.

Common Stock

The Company is authorized to issue up to 130,000,000 shares of Class A Common Stock, with a par value of $.0001 per share. Holders of the Company’s Class A Common Stock are entitled to one vote for each share. As of December 31, 2024 and December 31, 2023, there were 2,783,667 and 2,728,169 shares of Class A Common Stock issued and outstanding, respectively. As of December 31, 2024 and December 31, 2023, 183,369 Class A Common Stock are held by the purchasers under Forward Purchase Agreement dated June 16, 2022, by and among the Company and such purchasers.

2022 Equity Incentive Plan

Share-based compensation expense recognized in the year ended December 31, 2024 and December 31, 2023 totaled $1,575,952 and $3,739,156, respectively.

The 2022 Equity Incentive Plan was approved by the Company’s stockholders on June 28, 2022. The 2022 Plan permits the grant of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, stock bonus awards, and performance compensation awards. The Company has not issued stock appreciation rights, restricted stock, stock bonus awards, or performance compensation awards in the year ended December 31, 2024 and December 31, 2023.

Stock Options

Stock options are awarded to encourage ownership of the Company’s Class A Common Stock by employees and to provide increased incentive for employees to render services and to exert maximum effort for the success of the Company. The Company’s incentive stock options generally permit net-share settlement upon exercise. The option exercise price, vesting schedule and exercise period are determined for each grant by the administrator (person appointed by board to administer the stock plans) of the applicable plan. The Company’s stock options generally have a 10-year contractual term.

The assumptions used to determine the fair value of options granted in the year ended December 31, 2023, using the Black-Scholes-Merton model are as follows:

Dividend yield	-%
Risk-free interest rate	3.62 to 4.23%
Expected volatility (weighted-average and range, if applicable)	100%
Expected term	6 to 6.5 years

The expected term of the options granted is calculated based on the simplified method by taking average of contractual term and vesting period the awards. The shares and the redeemable warrants of the Company were listed on the stock exchange for a limited period of the time and the share price has also dropped significantly from the date of listing. Based on these factors Management has considered the expected volatility at 100% for the current period. The risk-free interest rate used is the current yield on U.S. Treasury notes with a term equal to the expected term of the options at the grant date. The expected dividend yield is based on annualized dividends on the underlying share during the expected term of the option.

A summary of the Company’s stock option activities and related information for the year ended December 31, 2024 is as follows:

Stock Option	No. of Stock Option	Weighted- Average Grant Date Fair Value Per Stock Option	Weighted- Average Remaining Contractual Life (in Years)
January 01, 2024	114,301	$108.62	1.65
Granted	-	-	-
Exercised	-	-
Expired	-	-	-
Cancelled / Forfeited	(9,211)	(76.60)	-
December 31, 2024	105,090	$98.55	0.65

A summary of the Company’s stock option activities and related information for the year ended December 31, 2023 is as follows:

Stock Option	No. of Stock Option	Weighted- Average Grant Date Fair Value Per Stock Option	Weighted- Average Remaining Contractual Life (in Years)
January 01, 2023	108,500	$105.80	2.02
Granted	16,837	20.54	1.28
Exercised	-	-	-
Expired	-	-	-
Cancelled / Forfeited	(11,036)	(53.46)	-
December 31, 2023	114,301	$108.62	1.65

The following options were outstanding at their respective exercise price:

Exercise price options outstanding	December 31, 2024	December 31, 2023
$31.20	18,265	18,826
$51.60	17,500	17,500
$80.00	6,825	15,475
$133.40	62,500	62,500
Total	105,090	114,301

Restricted Stock Units (“RSUs”)

A summary of the Company’s RSU activities and related information for the year ended December 31, 2024 is as follows:

Restricted Stock Units	No. of RSU	Weighted- Average Grant Date Fair Value Per RSU	Weighted- Average Remaining Contractual Life (in Years)
January 01, 2024	16,175	$26.20	2.00
Granted	-	-	-
Vested	(5,392)	26.20	-
Expired	-	-
Cancelled / Forfeited	(2,200)	26.20	-
December 31, 2024	8,583	26.20	1.00

A summary of the Company’s RSU activities and related information for the year ended December 31, 2023 is as follows:

Restricted Stock Units	No. of RSU	Weighted- Average Grant Date Fair Value Per RSU	Weighted- Average Remaining Contractual Life (in Years)
January 01, 2023	-	$-	-
Granted	80,001	19.72	2.00
Vested	(63,311)	(18.02)	-
Expired			-
Cancelled / Forfeited	(515)	(26.20)	-
December 31, 2023	16,175	$26.20	2.00

The following RSU were outstanding at their respective vest price:

Vest price RSU outstanding	December 31, 2024	December 31, 2023
$26.20	8,583	16,175
Total	8,583	16,175

Stock-Based Compensation to Vendor

On September 3, 2024, the Company issued 12,116 shares of common stock to Outside The Box Capital Inc. as compensation for marketing and distribution services under a Marketing Services Agreement. The fair value of the common stock issued was determined based on the market price of the Company’s stock on the grant date, which was $12.38 per share, resulting in a total fair value of $150,000. The fair value of the award is recorded as an expense under “General and administrative expenses” in the statement of operations, with the expense being recognized over the service period from September 4, 2024, to March 3, 2025, aligning with the period during which the services are rendered. In accordance with ASC 718, “Compensation-Stock Compensation,” as updated by ASU 2018-07, the stock award has been classified as equity as it is settled through the issuance of common stock and does not contain any terms requiring cash settlement or other liabilities.